Nuveen New Jersey Quality Municipal Income
Fund
Portfolio of Investments November 30, 2022
(Unaudited)
NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 161.6% (100.0% of Total Investments)
X 895,411,941 MUNICIPAL BONDS - 161.6%  (100.0% of Total Investments)
X 895,411,941
Consumer Discretionary - 0.5% (0.3% of Total Investments)
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 2,460 5.000%, 1/01/32 (4) 1/23 at 100.00 Caa3 $ 1,615,949
1,485 5.125%, 1/01/37 (4) 1/23 at 100.00 Caa3 976,269
3,945 Total Consumer Discretionary 2,592,218
Consumer Staples - 5.4% (3.3% of Total Investments)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,850 4.000%, 6/01/37 6/28 at 100.00 A- 8,341,833
13,045 5.000%, 6/01/46 6/28 at 100.00 BBB+ 12,797,406
8,850 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB- 8,564,853
30,745 Total Consumer Staples 29,704,092
Education and Civic Organizations - 20.7% (12.8% of Total Investments)
1,250 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase
II, Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 AA 1,159,462
1,760 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A 1,786,418
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 BBB 742,864
Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology
CHF-Newark, LLC-NJIT Student Housing Project, Series
2021A:
1,400 4.000%, 8/01/51 - BAM Insured 8/31 at 100.00 AA 1,289,736
2,600 4.000%, 8/01/56 - BAM Insured 8/31 at 100.00 AA 2,394,366
1,500 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/51 - BAM Insured
7/30 at 100.00 AA 1,412,310
1,000 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/50
1/28 at 100.00 BBB- 996,290
175 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 157,650
2,025 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 2,117,461
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
820 3.000%, 6/01/32 12/27 at 100.00 A 770,513
500 5.000%, 6/01/32 12/27 at 100.00 A 527,880
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 987,730
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
2,395 5.000%, 7/01/31 7/25 at 100.00 A+ 2,485,387
1,600 5.000%, 7/01/33 7/25 at 100.00 A+ 1,654,848
1,000 5.000%, 7/01/34 7/25 at 100.00 A+ 1,031,960
5,950 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+ 6,029,135

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 5,280 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2021C, 5.000%, 3/01/30
No Opt. Call AAA $ 6,095,285
4,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Tender Option Bond Trust 2015-XF0149, 10.120%, 7/01/44,
144A, (IF)
7/24 at 100.00 AAA 4,355,960
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F:
330 3.750%, 7/01/37 7/27 at 100.00 BB 260,416
3,830 4.000%, 7/01/42 7/27 at 100.00 BB 2,950,670
3,885 5.000%, 7/01/47 7/27 at 100.00 BB 3,415,226
1,200 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/35
7/25 at 100.00 BBB+ 1,233,048
775 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2017D, 3.500%, 7/01/44
7/27 at 100.00 BBB+ 641,413
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D:
685 5.000%, 7/01/38 7/23 at 100.00 BBB+ 688,432
1,935 5.000%, 7/01/43 7/23 at 100.00 BBB+ 1,943,340
1,980 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C, 3.000%, 7/01/46
7/26 at 100.00 BBB+ 1,453,340
860 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 752,440
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,060 5.000%, 7/01/37 7/27 at 100.00 BBB+ 1,095,287
2,500 5.000%, 7/01/42 7/27 at 100.00 BBB+ 2,549,125
1,050 4.000%, 7/01/47 7/27 at 100.00 BBB+ 932,516
3,160 5.000%, 7/01/47 7/27 at 100.00 BBB+ 3,201,333
975 New Jersey Educational Facilities Authority, Revenue Bonds, The College
of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB 871,942
4,560 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2015C, 5.000%, 7/01/40
7/25 at 100.00 A3 4,642,536
New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B:
2,000 5.000%, 7/01/42 - AGM Insured 7/27 at 100.00 AA 2,087,200
2,420 5.000%, 7/01/47 - AGM Insured 7/27 at 100.00 AA 2,512,250
New Jersey Higher Education Assistance Authority,
Student Loan Revenue Bonds, Tender Option Bond Trust
2015-XF0151:
251 6.331%, 12/01/23, (AMT), 144A, (IF) (5) 12/22 at 100.00 Aaa 251,143
225 6.354%, 12/01/24, (AMT), 144A, (IF) (5) 12/22 at 100.00 Aaa 225,020
155 6.848%, 12/01/25, (AMT), 144A, (IF) (5) 12/22 at 100.00 Aaa 155,027
40 7.629%, 12/01/26, (AMT), 144A, (IF) (5) 12/22 at 100.00 Aaa 40,003
745 8.444%, 12/01/27, (AMT), 144A, (IF) (5) 12/23 at 100.00 Aaa 754,521
1,165 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 948,881
11,925 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022B, 4.000%, 12/01/41,
(AMT)
12/30 at 100.00 Aa1 11,700,571
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,585 3.750%, 12/01/30, (AMT) 6/28 at 100.00 Aaa 1,563,206
1,620 4.000%, 12/01/32, (AMT) 6/28 at 100.00 Aaa 1,621,604
1,265 4.000%, 12/01/33, (AMT) 6/28 at 100.00 Aaa 1,266,252
1,350 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 1,351,985
1,230 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 871,480
2,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2022C, 5.000%,
12/01/52, (AMT)
12/30 at 100.00 A2 2,527,675

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
$ 2,340 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa $ 2,182,846
540 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 536,074
2,030 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,829,477
765 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 740,818
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2012-1A:
935 4.250%, 12/01/25, (AMT) 12/22 at 100.00 Aaa 935,514
305 4.375%, 12/01/26, (AMT) 12/22 at 100.00 Aaa 305,156
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 500,565
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
79 3.500%, 12/01/23, (AMT) 1/23 at 100.00 Aaa 79,011
265 3.750%, 12/01/26, (AMT) 1/23 at 100.00 Aaa 265,003
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2015-1A:
2,230 4.000%, 12/01/28, (AMT) 12/24 at 100.00 Aaa 2,234,594
1,230 4.000%, 12/01/30, (AMT) 12/24 at 100.00 Aaa 1,232,411
7,070 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 7,043,275
4,795 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 3,866,304
2,315 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 2,388,733
117,630 Total Education and Civic Organizations 114,642,918
Financials - 0.2% (0.1% of Total Investments)
1,316 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28 2002 1
No Opt. Call Baa2 1,309,180
Health Care - 20.8% (12.9% of Total Investments)
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
175 5.000%, 2/15/25 2/24 at 100.00 A- 177,408
220 5.000%, 2/15/26 2/24 at 100.00 A- 222,466
1,320 5.000%, 2/15/27 2/24 at 100.00 A- 1,331,616
1,385 5.000%, 2/15/28 2/24 at 100.00 A- 1,395,582
1,385 5.000%, 2/15/29 2/24 at 100.00 A- 1,392,908
2,500 5.000%, 2/15/32 2/24 at 100.00 A- 2,514,175
3,040 5.000%, 2/15/33 2/24 at 100.00 A- 3,055,626
1,000 5.000%, 2/15/34 2/24 at 100.00 A- 1,004,810
1,950 5.000%, 2/15/35 2/24 at 100.00 A- 1,957,761
6,100 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 A- 6,120,130
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
2,880 2.375%, 7/01/46 7/31 at 100.00 AA- 1,898,496
1,215 3.000%, 7/01/51 7/31 at 100.00 AA- 884,326
225 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
1/23 at 100.00 AA- 225,279
2,570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 2,516,210
11,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 11,097,570

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
$ 700 5.000%, 7/01/28 7/27 at 100.00 AA- $ 760,998
4,140 5.000%, 7/01/57 7/27 at 100.00 AA- 4,216,838
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,310 4.000%, 7/01/45 7/24 at 100.00 A+ 1,230,142
12,010 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42,
(UB)
7/27 at 100.00 AA- 12,241,072
1,450 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- 1,459,729
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
830 5.000%, 7/01/32 7/26 at 100.00 AA 883,651
1,055 5.000%, 7/01/33 7/26 at 100.00 AA 1,119,988
1,370 5.000%, 7/01/34 7/26 at 100.00 AA 1,448,529
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
4,235 5.000%, 7/01/39 7/24 at 100.00 AA- 4,309,324
5,955 5.000%, 7/01/43 7/24 at 100.00 AA- 6,019,374
3,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 3,983,385
4,155 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 4,245,870
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
690 4.000%, 7/01/45 7/31 at 100.00 AA- 659,329
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 727,840
1,000 4.000%, 7/01/51 7/31 at 100.00 AA- 919,670
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
1,600 3.000%, 7/01/32 7/26 at 100.00 BBB- 1,388,256
1,135 4.000%, 7/01/34 7/26 at 100.00 BBB- 1,080,793
1,600 5.000%, 7/01/35 7/26 at 100.00 BBB- 1,631,056
2,700 5.000%, 7/01/36 7/26 at 100.00 BBB- 2,746,953
3,095 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,109,701
6,655 4.000%, 7/01/48 7/26 at 100.00 BBB- 5,589,601
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
5,115 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 5,125,332
5,410 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 5,466,048
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
3,605 4.000%, 7/01/44 7/29 at 100.00 A+ 3,419,775
8,350 3.000%, 7/01/49 7/29 at 100.00 A+ 5,938,019
120,075 Total Health Care 115,515,636

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 5.3% (3.3% of Total Investments)
$ 1,845 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B $ 1,635,224
1,900 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 B1 1,633,620
6,575 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 5,765,617
3,457 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39 2022 1
No Opt. Call Aaa 2,692,138
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
2,165 4.350%, 11/01/33, (AMT) 1/23 at 100.00 AA 2,159,523
1,235 4.600%, 11/01/38, (AMT) 1/23 at 100.00 AA 1,219,809
1,235 4.750%, 11/01/46, (AMT) 1/23 at 100.00 AA 1,182,525
4,320 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 3,984,120
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D:
1,125 3.900%, 11/01/32, (AMT) 5/26 at 100.00 AA- 1,112,963
1,750 4.250%, 11/01/37, (AMT) 5/26 at 100.00 AA- 1,705,987
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2020A:
1,150 2.300%, 11/01/40 11/29 at 100.00 AA- 834,130
500 2.450%, 11/01/45 11/29 at 100.00 AA- 343,205
1,000 2.550%, 11/01/50 11/29 at 100.00 AA- 656,550
1,000 2.625%, 11/01/56 11/29 at 100.00 AA- 634,470
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021A:
1,500 2.250%, 11/01/36 11/30 at 100.00 AA- 1,202,985
1,270 2.650%, 11/01/46 11/30 at 100.00 AA- 925,284
1,445 2.700%, 11/01/51 11/30 at 100.00 AA- 1,003,061
1,310 2.750%, 11/01/56 11/30 at 100.00 AA- 883,006
34,782 Total Housing/Multifamily 29,574,217
Housing/Single Family - 10.0% (6.2% of Total Investments)
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
5,280 3.600%, 4/01/33 10/27 at 100.00 AA 5,124,398
3,275 3.750%, 10/01/35 10/27 at 100.00 AA 3,110,988
2,840 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,729,666
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C:
4,835 3.500%, 10/01/34, (UB) (5) 4/28 at 100.00 AA 4,654,558
4,835 3.850%, 10/01/39, (UB) (5) 4/28 at 100.00 AA 4,569,123
3,295 3.950%, 10/01/44, (UB) (5) 4/28 at 100.00 AA 3,053,246
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
4,920 2.050%, 10/01/35 4/29 at 100.00 AA 3,975,261
6,385 2.250%, 10/01/40 4/29 at 100.00 AA 4,826,230
3,290 2.400%, 10/01/45 4/29 at 100.00 AA 2,548,566
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2021H:
5,995 1.900%, 10/01/36 4/30 at 100.00 AA 4,526,405
4,625 2.150%, 10/01/41 4/30 at 100.00 AA 3,368,526
8,070 2.400%, 4/01/52 4/30 at 100.00 AA 5,429,093

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
$ 4,090 4.500%, 10/01/42 4/31 at 100.00 AA $ 4,141,043
3,135 4.600%, 10/01/46 4/31 at 100.00 AA 3,172,056
64,870 Total Housing/Single Family 55,229,159
Long-Term Care - 0.8% (0.5% of Total Investments)
1,110 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 991,596
2,755 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 2,088,896
1,440 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 1,121,645
5,305 Total Long-Term Care 4,202,137
Tax Obligation/General - 14.8% (9.2% of Total Investments)
440 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2018,
3.125%, 1/15/32 - BAM Insured
1/28 at 100.00 AA 433,224
2,920 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA 2,809,040
Cumberland County, New Jersey, General Obligation
Bonds, Series 2021:
1,470 2.000%, 5/15/30 5/28 at 100.00 AA- 1,295,394
1,475 2.000%, 5/15/31 5/28 at 100.00 AA- 1,265,181
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
4,150 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 4,154,192
680 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 603,446
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
1,340 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA 1,315,250
1,110 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA 1,095,381
1,255 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA 1,213,937
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
375 3.250%, 8/01/34 8/25 at 100.00 AA 362,378
1,040 5.000%, 8/01/42 8/25 at 100.00 AA 1,074,767
2,000 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/51
10/30 at 100.00 AA 1,882,980
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
4,235 5.000%, 5/01/46 5/26 at 100.00 AA 4,396,396
9,775 5.250%, 5/01/51 5/26 at 100.00 AA 10,202,265
5,000 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 Aa3 4,360,800
Jersey City, New Jersey, General Obligation Bonds,
Refunding General Improvement Series 2017A:
1,000 5.000%, 11/01/29 11/27 at 100.00 AA- 1,095,000
515 5.000%, 11/01/31 11/27 at 100.00 AA- 562,648
440 5.000%, 11/01/33 11/27 at 100.00 AA- 478,469

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2021A:
$ 2,140 3.000%, 3/01/32 3/31 at 100.00 AAA $ 2,084,424
2,125 3.000%, 3/01/33 3/31 at 100.00 AAA 2,039,065
1,000 3.000%, 3/01/36 3/31 at 100.00 AAA 907,190
760 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 774,546
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2012:
465 5.000%, 9/01/28 1/23 at 100.00 A+ 465,781
610 5.000%, 9/01/29 1/23 at 100.00 A+ 611,019
300 5.000%, 9/01/31 1/23 at 100.00 A+ 300,492
250 3.625%, 9/01/34 1/23 at 100.00 A+ 248,365
2,190 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 2,129,709
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
5,530 4.000%, 6/01/31 No Opt. Call A2 5,861,192
4,125 3.000%, 6/01/32 No Opt. Call A2 3,931,207
3,115 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A2 2,542,214
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
750 3.000%, 7/15/38 - BAM Insured 7/31 at 100.00 AA 621,375
755 3.000%, 7/15/39 - BAM Insured 7/31 at 100.00 AA 616,088
1,000 3.000%, 7/15/40 - BAM Insured 7/31 at 100.00 AA 790,120
2,400 Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue
Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022,
6.000%, 11/15/62 - AGM Insured
11/32 at 100.00 AA 2,687,112
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,879 4.000%, 7/01/33 7/31 at 103.00 N/R 2,508,588
1,918 4.000%, 7/01/35 7/31 at 103.00 N/R 1,635,689
South Orange Village Township, New Jersey, General
Obligation Bonds, Refunding Series 2020:
500 4.000%, 1/15/23 No Opt. Call AA 500,895
400 4.000%, 1/15/25 No Opt. Call AA 410,340
500 4.000%, 1/15/26 No Opt. Call AA 518,400
5,015 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
1/23 at 100.00 AA+ 5,024,177
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
1/23 at 100.00 Aaa 2,518,144
2,170 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 2,175,273
1,515 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/27 - AGM Insured
No Opt. Call Aa3 1,648,926
84,147 Total Tax Obligation/General 82,151,079
Tax Obligation/Limited - 39.4% (24.3% of Total Investments)
2,630 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 Aaa 2,914,934
3,775 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 4,111,277
1,000 Bergen County Improvement Authority, New Jersey, Lease Revenue
Bonds, Boro Ridgefield Project, County Guaranteed Series 2020,
4.000%, 10/15/42
10/30 at 100.00 Aaa 1,006,730

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,000 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2003B, 0.000%, 11/01/25 - AGM Insured
No Opt. Call AA $ 2,737,950
2,230 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,450,748
5,445 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 A3 5,479,140
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
2,400 5.250%, 11/01/47 11/32 at 100.00 A3 2,527,200
1,685 5.000%, 11/01/52 11/32 at 100.00 A3 1,725,221
5,575 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 5,365,380
6,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call A3 6,328,620
6,385 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/27
6/24 at 100.00 A3 6,559,885
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
11,455 5.250%, 6/15/40 6/25 at 100.00 A3 11,699,679
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
1,300 5.000%, 6/15/31 12/30 at 100.00 A3 1,439,815
1,000 5.000%, 6/15/32 12/30 at 100.00 A3 1,102,280
5,020 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 A3 5,161,162
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
1,140 5.000%, 6/15/29 6/26 at 100.00 A+ 1,201,605
655 5.000%, 6/15/30 6/26 at 100.00 A+ 689,702
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022BB:
1,250 3.000%, 6/15/50 12/31 at 100.00 A3 901,612
2,000 4.000%, 6/15/50 12/31 at 100.00 A3 1,804,160
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
3,750 5.000%, 6/15/42 12/32 at 100.00 A3 3,893,955
6,000 5.000%, 6/15/44 12/32 at 100.00 A3 6,200,661
1,610 5.500%, 6/15/50 12/32 at 100.00 A3 1,728,648
32,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call A3 23,505,364
8,110 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call A3 8,118,759
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
37,600 0.000%, 12/15/32 - AGM Insured No Opt. Call AA 25,124,320
39,090 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 24,817,068
5,160 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 3,093,111
7,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call A3 7,274,470
45 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2013AA, 5.000%, 6/15/36
6/23 at 100.00 A3 45,220
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2018A:
1,150 5.000%, 12/15/35 12/28 at 100.00 A3 1,211,801
440 5.000%, 12/15/36 12/28 at 100.00 A3 461,173
4,950 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 A3 4,717,548

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
$ 750 4.000%, 6/15/44 12/28 at 100.00 A3 $ 688,432
6,845 3.500%, 6/15/46 12/28 at 100.00 A3 5,710,510
2,900 4.000%, 6/15/50 12/28 at 100.00 A3 2,616,032
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
5,875 5.000%, 6/15/45 12/30 at 100.00 A3 6,023,461
3,435 3.000%, 6/15/50 12/30 at 100.00 A3 2,490,753
1,175 4.000%, 6/15/50 12/30 at 100.00 A3 1,059,944
1,110 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 A3 1,112,831
3,860 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 3,826,572
4,005 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
1/23 at 100.00 Aa1 3,947,488
1,855 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 1,760,043
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,592 4.329%, 7/01/40 7/28 at 100.00 N/R 2,348,144
267 4.784%, 7/01/58 7/28 at 100.00 N/R 244,065
Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center
Facility Project, Tender Option Bond Trust 2015-XF1019:
285 18.021%, 5/01/28, 144A, (IF) No Opt. Call Aaa 482,542
285 18.076%, 5/01/29, 144A, (IF) (5) No Opt. Call Aaa 515,417
200 18.076%, 5/01/30, 144A, (IF) (5) No Opt. Call Aaa 383,600
370 17.906%, 5/01/31, 144A, (IF) (5) No Opt. Call Aaa 742,631
385 17.994%, 5/01/32, 144A, (IF) (5) No Opt. Call Aaa 808,084
400 17.997%, 5/01/33, 144A, (IF) (5) No Opt. Call Aaa 869,400
415 18.076%, 5/01/34, 144A, (IF) (5) No Opt. Call Aaa 924,425
3,975 Union County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Series 2019-XG0221, 12.596%, 3/01/34, 144A,
(IF) (5)
No Opt. Call AA+ 6,078,689
252,799 Total Tax Obligation/Limited 218,032,261
Transportation - 27.3% (16.9% of Total Investments)
2,400 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 2,404,152
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
1,285 5.000%, 1/01/34 1/24 at 100.00 A1 1,311,253
5,890 4.125%, 1/01/39 1/24 at 100.00 A1 5,914,443
7,800 5.000%, 1/01/44 1/24 at 100.00 A1 7,873,944
2,140 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 2,114,341
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,000 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,023,210
2,820 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,880,856
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2019B:
2,005 5.000%, 7/01/28 No Opt. Call A1 2,234,492
1,520 5.000%, 7/01/29 No Opt. Call A1 1,721,020

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXJ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
$ 2,820 5.000%, 7/01/42 7/27 at 100.00 A1 $ 2,935,761
10,210 5.000%, 7/01/47 7/27 at 100.00 A1 10,560,407
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,050 5.000%, 7/01/28 No Opt. Call A1 1,170,183
1,350 5.000%, 7/01/29 No Opt. Call A1 1,528,538
1,015 5.000%, 7/01/30 7/29 at 100.00 A1 1,143,306
7,035 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 7,129,972
2,325 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/37
1/29 at 100.00 A+ 2,514,092
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
1,800 5.000%, 1/01/24 1/23 at 100.00 A 1,803,564
1,635 5.000%, 1/01/25 1/23 at 100.00 A 1,638,237
1,875 5.000%, 1/01/26 1/23 at 100.00 A 1,878,713
3,525 5.000%, 1/01/27 1/23 at 100.00 A 3,531,979
5,555 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52,
(AMT)
1/24 at 100.00 A- 5,574,942
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,040 5.125%, 9/15/23, (AMT) 1/23 at 101.00 Ba3 1,042,652
1,800 5.250%, 9/15/29, (AMT) 1/23 at 101.00 Ba3 1,805,994
2,250 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 2,264,198
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
5,660 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa2 5,703,016
7,440 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa2 7,314,785
6,570 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 AA- 6,728,731
3,065 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 3,476,691
4,050 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/42
1/31 at 100.00 AA- 4,006,625
2,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A,
4.000%, 1/01/43
7/32 at 100.00 AA- 2,454,425
7,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB)
1/33 at 100.00 AA- 8,234,925
2,750 Passaic County Improvement Authority, New Jersey, Revenue Bonds,
Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 - AGM
Insured
1/23 at 100.00 A1 2,753,520
7,235 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 AA- 7,377,747
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43, (AMT)
1/23 at 100.00 AA- 4,672,450
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000 4.000%, 11/01/41, (AMT), (UB) (5) 11/29 at 100.00 AA- 7,537,600
4,000 4.000%, 11/01/47, (AMT) 11/29 at 100.00 AA- 3,657,960

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019:
$ 2,500 4.000%, 9/01/38, (AMT) 9/29 at 100.00 AA- $ 2,428,550
2,000 4.000%, 9/01/38, (AMT), (UB) (5) 9/29 at 100.00 AA- 1,942,840
2,500 4.000%, 9/01/39, (AMT) 9/29 at 100.00 AA- 2,413,150
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.500%, 8/01/52, (AMT)
8/32 at 100.00 AA- 2,159,180
1,040 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 1,072,188
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
2,240 4.625%, 11/01/47 11/32 at 100.00 BBB+ 2,222,461
1,000 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 AA 1,074,690
149,195 Total Transportation 151,231,783
U.S. Guaranteed - 10.8% (6.7% of Total Investments) (6)
2,225 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,316,781
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
25 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 25,025
5,000 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R 5,063,850
1,410 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 1,458,448
2,455 New Jersey Economic Development Authority, Rutgers University General
Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357,
Formerly Tender Option Bond Trust 3359, 18.143%, 6/15/46, (Pre-
refunded 6/15/23), 144A, (IF)
6/23 at 100.00 Aa3 2,577,357
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
660 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 702,629
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
2,475 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 2,510,195
3,250 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A2 3,296,215
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
2,055 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ 2,127,233
4,165 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call N/R 4,253,132
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
2,570 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 2,610,220
555 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 563,042
1,285 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 1,306,948
275 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 279,378
2,345 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 2,367,559
7,620 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 AA- 7,636,078
15,840 North Hudson Sewerage Authority, New Jersey, Sewerage Revenue
Refunding Bonds, Series 2001A, 0.000%, 8/01/23 - NPFG Insured, (ETM)
No Opt. Call Baa2 15,555,830
2,170 Rutgers State University, New Jersey, Revenue Bonds, Tender Option
Bond 2016-XF2356, Formerly Tender Option Bond Trust 3339, 18.183%,
5/01/43, (Pre-refunded 5/01/23), 144A, (IF)
5/23 at 100.00 Aa3 2,261,097

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXJ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 670 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call N/R $ 677,806
Sparta Township Board of Education, Sussex County, New
Jersey, General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/25) 2/25 at 100.00 AA 1,051,180
1,395 5.000%, 2/15/35, (Pre-refunded 2/15/25) 2/25 at 100.00 AA 1,466,396
59,445 Total U.S. Guaranteed 60,106,399
Utilities - 5.6% (3.5% of Total Investments)
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
1,000 4.750%, 6/15/32, (AMT) 1/23 at 100.00 Baa2 1,000,210
1,225 5.125%, 6/15/43, (AMT) 1/23 at 100.00 Baa2 1,225,122
1,950 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,562,984
2,355 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ 1,928,510
3,505 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 3,470,931
5,220 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1, 3.000%, 9/01/34
9/30 at 100.00 AAA 4,871,408
2,700 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 3,078,432
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,516,905
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 847,740
13,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 11,618,620
33,455 Total Utilities 31,120,862
$ 957,710 Total Long-Term Investments (cost $927,528,412) 895,411,941
Variable Rate Demand Preferred Shares, net of deferred offering costs - (56.4)% (7) (312,666,497)
Other Assets Less Liabilities - (5.2)% (28,733,141)
Net Assets Applicable to Common Shares - 100% $ 554,012,303

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 895,411,941 $ – $ 895,411,941
Total
$ – $ 895,411,941 $ – $ 895,411,941
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.